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                                                                       04-14-03A

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D. C. 20549


                                  FORM 12B-25/A
                                Amendment Number 1              SEC FILE NUMBER
                           NOTIFICATION OF LATE FILING          0-21068
                                                                CUSIP NUMBER

(Check One):   [x]Form 10K   [ ]Form 20-F   [ ]Form 11-K
               [ ]Form 10-Q   [ ]Form N-SAR   [ ] Form N-CSR

For Period Ended:       December 28, 2002
                  ---------------------------
[  ] Transition Report on Form 10-K
[  ] Transition Report on Form 20-F
[  ] Transition Report on Form 11-K
[  ] Transition Report on Form 10-Q
[  ] Transition Report on Form N-SAR

For the Transition Period Ended:   _____________________

      NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION HAS VERIFIED ANY INFORMATION CONTAINED HEREIN.


If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:
                                               --------------------------------

PART I -REGISTRANT INFORMATION

             Sight Resource Corporation
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Full Name of Registrant


Former Name if Applicable

             6725 Miami Avenue
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Address of Principal Executive Office (Street and Number)

            Cincinnati, Ohio 45243
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City, State and Zip Code



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PART II - RULES 12B-25(B) AND (C)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate) [ ]

         (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

         (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

         (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III - OTHER INFORMATION

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-SCR, or the transition report portion thereof, could not be filed within the prescribed time period.

     The Company reported on Form 12b-25 filed with the Commission on March 28, 2003 that the Company would be unable to file its Annual Report on Form 10-K for the year ended December 28, 2002 within the prescribed time period (that is, by March 28, 2003). The Company anticipated, however, that it would be able to file the Report within 15 days after March 28.

     The Company continues to be unable to file the Report due to the fact that its financial statements for the year ended December 28, 2002 have not yet been finalized. While the accounting for the refinancing transaction consummated on December 31, 2002 (as reported on the Company's Form 8-K filed with the Commission on January 10, 2003) has largely been completed, other steps in the preparation of the year-end statements have not been finalized. There will be charges for asset impairment under SFAS Nos. 142 and 144, but the amount of those charges (presently estimated to be between $2,700,000 and $3,300,000) has not yet been determined. In addition, the Company is still in the process of finalizing various accounting entries and completing other steps required for the year-end closing.

     The Company presently anticipates that its Annual Report on Form 10-K for the year ended December 28, 2002 will be filed during the week of April 28, 2003. While not anticipated, it is possible that the filing could be further delayed.

PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

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 Duane D. Kimble, Jr.                 513                       527-9705
----------------------           -------------             --------------------
      (Name)                      (Area Code)               (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s) [x]Yes [ ]No


(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? [x]Yes [ ]No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

     The Company currently estimates that it will report, for the full year ended December 28, 2002, a net loss attributable to common shareholders in the range of $6,700,000 to $7,500,000, inclusive of the asset impairment charges estimated in the range of $2,700,000 to $3,300,000. By way of comparison, the Company sustained a net loss attributable to common shareholders of $6,237,000 during the year ended December 29, 2001. The Company remains in compliance with its debt agreements.

     As described in the Company's Report on Form 8-K filed with the Commission on January 10, 2003, the Company completed a refinancing transaction on December 31, 2002 (three days after the end of the Company's fiscal year). As reported on the Form 8-K, the refinancing transaction resulted in gain to the Company from extinguishment of debt. The estimated gain in the amount of approximately $2,300,000 after deduction of applicable expenses will be recognized during the Company's first fiscal quarter of 2003.

                                             Sight Resource Corporation
                                    --------------------------------------------
                                    (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.


Date     April 14, 2003               By      /s/ Duane D. Kimble, Jr.
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                                             Duane D. Kimble, Jr.
                                              Vice President and
                                             Chief Financial Officer
291924